Segment Information - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2014 Vessel Times Boats	Jun. 30, 2013 Times Boats Vessel	Jun. 30, 2014 Boats Times Vessel Segment	Jun. 30, 2013 Vessel Boats Times
Segment Reporting [Abstract]
Number of vessels	5	4	5	4
Number of time charters	3	2	3	2
Number of bareboat charters	2	2	2	2
Number of reportable segments			1